Reverse Merger with Alcobra Ltd. (Tables)	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
Summary of Fair Value of Assets and Liabilities Acquired

The following summarizes the estimated fair value of the assets and liabilities acquired at November 15, 2017, the date of the merger:

(in thousands)
Cash and cash equivalents	$2,032
Restricted cash	179
Short-term investments	34,188
Prepaid and other assets	434
Property, plant and equipment – held for sale	29
Intangible asset-held for sale	590
Total assets acquired	37,452
Accounts payable and accrued expenses	(1,906)
Net assets acquired	$35,546